Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			9 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended	1 Months Ended	0 Months Ended
	Oct. 09, 2014	Feb. 02, 2014	Feb. 03, 2013	Nov. 02, 2014 Segment Store Location	Nov. 03, 2013	Feb. 02, 2014 Segment Person Location	Feb. 03, 2013	Jan. 29, 2012	Nov. 02, 2014	Nov. 03, 2013	Jan. 29, 2013	Oct. 31, 2014	Oct. 21, 2014
Description Of Business And Basis Of Presentation [Line Items]
Number of stores opened		66		5		66			5
Number of operating segments				1		1
Number of reportable segments				1		1
Stock split ratio	224.9835679
Reclassification of paid-in capital		$ 333	$ 333
Valuation allowance for deferred tax assets - US		1,388	1,158	923		1,388	1,158		923
Long lived asset impairment loss						0	0	200
Unrealized foreign currency translation gain (loss)						(419)	15	42
Advertising costs expensed						27,475	28,502	26,612
Number of board members who received advisor fee						2
Net payable from related party		6,907	3,349			6,907	3,349
Unrecognized tax benefits		767				767
Tax penalties and interest		291		316		291			316
Tax benefits recognized to penalties and interest						5
Tax benefits recognized to penalties and interest						1
Unrecognized tax benefits if recognized, would impact the effective tax rate		349		330		349			330
Increase in authorized share amendment description	On October 9, 2014, we amended our certificate of incorporation to increase our authorized share count to 450,000,000 shares of stock, including 400,000,000 shares of common stock and 50,000,000 shares of preferred stock, each with a par value of $0.01 per share and to split our common stock 224.9835679 for 1.
Increased authorized shares	450,000,000
Common stock, shares authorized	400,000,000	112,491,784	112,491,784	400,000,000		112,491,784	112,491,784		400,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares authorized	50,000,000	10,000,000	10,000,000	50,000,000		10,000,000	10,000,000		50,000,000
Preferred stock, par value	$ 0.01
Underwriters option exercised period for purchasing additional shares	30 days
Expiration date of Underwriters option to purchase additional shares	Oct. 21, 2014
Proceeds from IPO				100,659
Operating income				45,886	32,729	51,039	43,714	34,150
Reclassification of paid-in capital		333
Oak Hill Capital Management Lic [Member]
Description Of Business And Basis Of Presentation [Line Items]
Related party expenses incurred under expense reimbursement agreement						115	76	297
Percentage of term loan held by Oak Hill Advisors, L.P.				10.80%
Term loan held by Oak Hill Advisors, L.P.				46,622
Percentage of outstanding common stock owned				79.20%					79.20%
Reimbursement expenses				41	115				7	20
Board Members [Member] | Consulting Fee
Description Of Business And Basis Of Presentation [Line Items]
Board members compensation						235	235				153
Construction
Description Of Business And Basis Of Presentation [Line Items]
Construction allowance receivables		5,677	8,893			5,677	8,893
Common Stock [Member]
Description Of Business And Basis Of Presentation [Line Items]
Common stock issued				6,764,705
Stock split ratio	224.9835679
Board Members [Member] | Oak Hill Capital Management Lic [Member]
Description Of Business And Basis Of Presentation [Line Items]
Percentage of outstanding common stock owned				3.70%					3.70%
Director [Member]
Description Of Business And Basis Of Presentation [Line Items]
Board members compensation					176				59
IPO [Member]
Description Of Business And Basis Of Presentation [Line Items]
Common stock issued	5,882,353
Common stock price per share	$ 16.00
Proceeds from IPO				98,573
IPO [Member] | Common Stock [Member]
Description Of Business And Basis Of Presentation [Line Items]
Common stock issued												6,764,705
Share price												$ 16.00
Under Writer Exercise Option [Member]
Description Of Business And Basis Of Presentation [Line Items]
Common stock issued	882,352
Common stock exercised													882,352
United States and Canada [Member]
Description Of Business And Basis Of Presentation [Line Items]
Number of stores opened				70					70
Maryland [Member]
Description Of Business And Basis Of Presentation [Line Items]
Revenue				5,416	8,973
Operating income				$ 851	$ 2,109